UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                          Report for the Calendar Year or Quarter Ended: March
31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Antipodean Advisors LLC

Address:    499 Park Avenue
            10th Floor
            New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:

/s/ Kevin Johnson               New York, New York          May 13, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $320,053
                                        (thousands)


List of Other Managers Reporting for this Manager:

No.     Form 13F File Number             Name
---     --------------------             ----

1       028-14222                        Antipodean Domestic Partners, LP

                                                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3      COLUMN 4    COLUMN 5        COLUMN 6        COLUMN 7    COLUMN 8

                                                               VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP        (x1000)   PRN AMT  PRN CALL  DISCRETION      MNGRS   SOLE  SHARED NONE
BAIDU INC                      SPON ADR REP A    056752108     17,226    125000  SH         Shared-Defined   1     125000
BANKUNITED INC                 COM               06652K103      2,871    100000  SH         Shared-Defined   1     100000
CITIGROUP INC                  COM               172967101     16,575   3750000  SH         Shared-Defined   1    3750000
DAVITA INC                     COM               23918K108     41,541    485800  SH         Shared-Defined   1     485800
LAUDER ESTEE COS INC           CL A              518439104     30,691    318500  SH         Shared-Defined   1     318500
EXPRESS SCRIPTS INC            COM               302182100     27,193    489000  SH         Shared-Defined   1     489000
HEALTHWAYS INC                 COM               422245100      2,075    135000  SH         Shared-Defined   1     135000
LAS VEGAS SANDS CORP           COM               517834107     10,133    240000  SH         Shared-Defined   1     240000
MEDNAX INC                     COM               58502B106     27,546    413538  SH         Shared-Defined   1     413538
METLIFE INC                    COM               59156R108     11,518    257500  SH         Shared-Defined   1     257500
NORDION INC                    COM               65563C105      8,262    699000  SH         Shared-Defined   1     699000
NXP SEMICONDUCTORS N V         COM               N6596X109        599     20000  SH         Shared-Defined   1      20000
PRICELINE COM INC              COM NEW           741503403     16,966     33500  SH         Shared-Defined   1      33500
RUBICON TECHNOLOGY INC         COM               78112T107      3,502    126500  SH         Shared-Defined   1     126500
SHERWIN WILLIAMS CO            COM               824348106     10,373    123500  SH         Shared-Defined   1     123500
TALECRIS BIOTHERAPEUTICS HLD   COM               874227101     10,398    388000  SH         Shared-Defined   1     388000
VALEANT PHARMACEUTICALS INTL   COM               91911K102     82,585   1658000  SH         Shared-Defined   1    1658000






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